CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Convertible Series A Preferred Stock	Dec. 31, 2013 Convertible Series A Preferred Stock	Dec. 31, 2012 Convertible Series A Preferred Stock	Dec. 31, 2011 Convertible Series A Preferred Stock	Jun. 30, 2014 Convertible Series B Preferred Stock	Dec. 31, 2013 Convertible Series B Preferred Stock	Dec. 31, 2012 Convertible Series B Preferred Stock	Dec. 31, 2011 Convertible Series B Preferred Stock	Jun. 30, 2014 Convertible Series C Preferred Stock	Dec. 31, 2013 Convertible Series C Preferred Stock	Dec. 31, 2012 Convertible Series C Preferred Stock	Jun. 30, 2014 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Apr. 11, 2012 Convertible Series D Preferred Stock	Feb. 21, 2012 Convertible Series D Preferred Stock	Jun. 30, 2014 Preferred Stock - Series E	Dec. 31, 2013 Preferred Stock - Series E	Aug. 05, 2013 Preferred Stock - Series E	Dec. 31, 2012 Preferred Stock - Series E
Preferred stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, Authorized (in shares)	50,000,000	50,000,000	50,000,000	2,250,000	2,250,000	2,250,000		8,000,000	8,000,000	8,000,000		3,284,396	3,284,396	3,284,396	7,500,000	7,500,000	7,500,000	7,500,000	1,000,000	15,151	15,151	15,151	15,151
Preferred stock, Issued (in shares)				0	0	0	7,500,000	0	0	0	7,500,000	0	0	0	0	0	0			9,606	11,185		0
Preferred stock, Outstanding (in shares)				0	0	0		0	0	0		0	0	0	0	0	0			9,606	11,185		0
Common stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, issued (in shares)	280,904,023	275,917,023	266,592,023
Common stock, Outstanding (in shares)	280,284,495	275,790,008	266,592,023
Treasury stock, at cost, shares	619,528	127,015	0